Equity Method Investments (Details) ¥ in Thousands, $ in Thousands, ¥ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2019 USD ($)	Jul. 31, 2019 JPY (¥)	Jul. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 30, 2017 CNY (¥)
Equity method investments
Carrying value of equity method investments						$ 6,013	¥ 41,861
Losses from equity method investments				¥ 2,794	¥ 549
Percentage of ownership interest acquired (as a percent)						50.00%	50.00%
Lotus
Equity method investments
Agreed to invest in cash under investment agreement | $	$ 6,000
36Kr Global Holding
Equity method investments
Ownership interest (as a percent)		100.00%	100.00%
36Kr Global Holding | Lotus
Equity method investments
Agreed equity interest for transferring under investment agreement (as a percent)	51.00%
36Kr Global Holding | 36Kr Japan
Equity method investments
Percentage of ownership interest acquired (as a percent)		67.50%	67.50%
Total consideration on acquisition		¥ 30	¥ 2,000
36Kr Global Holding | KrAsia
Equity method investments
Ownership interest (as a percent)		75.00%	75.00%
Bytedance | Lotus
Equity method investments
Ownership interest (as a percent)	100.00%
Lotus
Equity method investments
Fair value of resources and technologies agreed under investment agreement | $	$ 6,270
Beijing Huake Technology
Equity method investments
Amount of investment								¥ 3,500
Percentage of investment held								38.89%
Carrying value of equity method investments				0	2,950
Other receivables recognized after the liquidation				160
Losses from equity method investments				¥ 2,790	¥ 550
36Kr Global Holding
Equity method investments
Percentage of investment held	49.00%
Gain from derecognition | $	$ 11,500